OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT ASSETS
Schedule breakdown of other current assets

	2017	2018
Frequency license (Note 35c.i)	3,760	3,636
Advances	1,156	1,803
Prepaid rental	1,349	1,382
Prepaid salaries	227	200
Advance to employee	35	30
Others	656	229
Total	7,183	7,280